Shareholder Report, Holdings (Details) - C000064522	Oct. 31, 2025
Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.10%
CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	3.90%
B
Holdings [Line Items]
Percent of Net Asset Value	64.10%
BB
Holdings [Line Items]
Percent of Net Asset Value	24.40%
BBB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.80%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.10%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.20%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.10%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.20%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	88.60%